Taxes on Income - Summary Of Reconciliation Of Effective Tax Rate And Statutory Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Loss before taxes on income	$ 62,695	$ 22,346	$ 29,078
Statutory tax rate	21.00%	21.00%	21.00%
Theoretical tax benefit	$ 13,166	$ 4,693	$ 6,106
Increase (decrease) in effective tax rate due to:
State taxes, net of federal benefit	2,500	1,125	1,508
Permanent differences	(1,492)	(586)	(591)
Valuation Allowance	(17,111)	(5,208)	(7,015)
Actual income taxes	$ 47	$ 24	$ 8